Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per share for the years ended December 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
Net Income	6,631	5,944	2,645
Weighted average common shares outstanding, basic and dilutive	13,065	13,065	53,907
Earnings per share, basic and diluted	507.54	454.96	49.07